Exhibit 99.1

Data Compare Summary (Total)

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	21	427	4.92%	1,377
Amortization Term	64	267	23.97%	1,377
Amortization Type	52	531	9.79%	1,377
Appraisal Date	32	35	91.43%	1,377
Appraised Value	84	192	43.75%	1,377
Balloon Flag	26	340	7.65%	1,377
Borrower First Name	52	791	6.57%	1,377
Borrower Full Name	26	122	21.31%	1,377
Borrower Last Name	47	793	5.93%	1,377
Borrower SSN	5	68	7.35%	1,377
City	43	1,128	3.81%	1,377
Coborrower First Name	13	164	7.93%	1,377
Coborrower Full Name	6	44	13.64%	1,377
Coborrower Last Name	11	165	6.67%	1,377
Coborrower SSN	9	30	30.00%	1,377
Contract Sales Price	162	252	64.29%	1,377
Doc Type	51	97	52.58%	1,377
First Interest Rate Change Date	9	15	60.00%	1,377
First Payment Change Date	10	20	50.00%	1,377
First Payment Date	99	1,067	9.28%	1,377
Fixed Initial Payment Duration	1	1	100.00%	1,377
Has Modification?	2	45	4.44%	1,377
Index Type	93	138	67.39%	1,377
Interest Collection Type	36	54	66.67%	1,377
Interest Only	13	79	16.46%	1,377
Interest Only Period	15	20	75.00%	1,377
Interest Rate Change Frequency	87	139	62.59%	1,377
Interest Rate Initial Cap	93	116	80.17%	1,377
Interest Rate Initial Floor	7	8	87.50%	1,377
Interest Rate Life Cap	34	37	91.89%	1,377
Interest Rate Life Floor	26	28	92.86%	1,377
Interest Rate Life Max	88	142	61.97%	1,377
Interest Rate Life Min	84	133	63.16%	1,377
Interest Rate Periodic Cap	90	142	63.38%	1,377
Interest Rate Periodic Floor	18	18	100.00%	1,377
Investor: Qualifying Total Debt Ratio	0	2	0.00%	1,377
Lien Position	3	1,100	0.27%	1,377
Lookback Period	8	9	88.89%	1,377
LTV Valuation Value	236	672	35.12%	1,377
Margin	94	157	59.87%	1,377
Maturity Date	414	738	56.10%	1,377
MERS Min Number	3	3	100.00%	1,377
Mod Amortization Type	1	1	100.00%	1,377
Mod Date	24	34	70.59%	1,377
Mod Deferred Balance	0	68	0.00%	1,377
Mod First Payment Date	1	12	8.33%	1,377
Mod Maturity Date	0	1	0.00%	1,377
Mod Original Interest Rate	0	1	0.00%	1,377
Mod Original Term	1	5	20.00%	1,377
Mod P&I	0	6	0.00%	1,377
Mod UPB	0	1	0.00%	1,377
Mortgage Type	17	68	25.00%	1,377
Neg Am	3	113	2.65%	1,377
Next Interest Rate Change Date	43	50	86.00%	1,377
Next Payment Change Date	8	10	80.00%	1,377
Note Date	154	1,128	13.65%	1,377
Occupancy	45	641	7.02%	1,377
Original CLTV	163	623	26.16%	1,377
Original Interest Rate	118	893	13.21%	1,377
Original Interest Rate Period	10	11	90.91%	1,377
Original Loan Amount	49	1,074	4.56%	1,377
Original LTV	160	730	21.92%	1,377
Original P&I	254	1,026	24.76%	1,377
Original Term	136	687	19.80%	1,377
Other Financing - Lien Position 2 - Current Balance	1	1	100.00%	1,377
Other Financing Senior Total Balance	2	2	100.00%	1,377
Payment Adjustment Cap %	1	1	100.00%	1,377
Payment Adjustment Frequency Months	1	1	100.00%	1,377
Payment Change Frequency	3	6	50.00%	1,377
Payment Frequency	5	18	27.78%	1,377
PMI Company	58	142	40.85%	1,377
PMI Coverage %	74	174	42.53%	1,377
Prepayment Penalty	2	6	33.33%	1,377
Prepayment Penalty Period (months)	5	6	83.33%	1,377
Property Type	104	752	13.83%	1,377
Purpose	134	1,097	12.22%	1,377
Rate Change Date (Period 1)	0	4	0.00%	1,377
Rate Change Date (Period 2)	0	7	0.00%	1,377
Rate Change Date (Period 3)	0	7	0.00%	1,377
Rate Change Date (Period 4)	0	4	0.00%	1,377
Refi Purpose	147	499	29.46%	1,377
Representative FICO	182	386	47.15%	1,377
Rounding Factor	5	10	50.00%	1,377
State	0	1,128	0.00%	1,377
Step Rate (Period 1)	0	4	0.00%	1,377
Step Rate (Period 2)	0	7	0.00%	1,377
Step Rate (Period 3)	0	7	0.00%	1,377
Step Rate (Period 4)	1	4	25.00%	1,377
Street	94	1,118	8.41%	1,377
Total Debt Ratio	3	3	100.00%	1,377
Zip	97	1,128	8.60%	1,377
Total	4,373	24,034	18.20%	1,377